Short-Term Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Cost	$ 94,140	$ 7,188
Unrealized Gains	0	0
Unrealized Losses	26	0
Fair Value	94,114	7,188
Investments with maturity greater than one year	0	0
Commercial paper
Debt Securities, Available-for-sale [Line Items]
Cost	47,631	5,384
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	47,631	5,384
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Cost	34,598	1,804
Unrealized Gains	0	0
Unrealized Losses	22	0
Fair Value	34,576	$ 1,804
U.S. government securities
Debt Securities, Available-for-sale [Line Items]
Cost	11,911
Unrealized Gains	0
Unrealized Losses	4
Fair Value	$ 11,907